Property, Plant And Equipment (Tables)	3 Months Ended
Dec. 28, 2013
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment And Accumulated Depreciation
The major categories of property, plant and equipment and accumulated depreciation are as follows (in millions):

	December 28, 2013	September 28, 2013
Land	$99	$100
Buildings and leasehold improvements	2,958	2,945
Machinery and equipment	5,535	5,504
Land improvements and other	421	417
Buildings and equipment under construction	292	236
	9,305	9,202
Less accumulated depreciation	5,233	5,149
Net property, plant and equipment	$4,072	$4,053